                                                          1999 SEMIANNUAL REPORT







                     American Strategic
                     Income Portfolio II
                     BSP







[LOGO]FIRST AMERICAN-Registered Trademark-
      Asset Management

                                      [LOGO]FIRST AMERICAN-Registered Trademark-
                                            Asset Management


--------------------------------------------------------------------------------

   Contents
 1   FUND OVERVIEW

 4   FINANCIAL STATEMENTS AND NOTES

14   INVESTMENTS IN SECURITIES

18   SHAREHOLDER UPDATE

AMERICAN STRATEGIC INCOME PORTFOLIO II

PRIMARY INVESTMENTS Mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. The fund may also invest in asset-backed securities, U.S. government securities, corporate-debt securities, municipal obligations, unregistered securities, and mortgage-servicing rights. The fund borrows through the use of reverse repurchase agreements. Use of certain of these investments and investment techniques may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.

FUND OBJECTIVE High level of current income. Its secondary objective is to seek capital appreciation. As with other investment companies, there can be no assurance this fund will achieve its objective.


--------------------------------------------------------------------------------
AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended November 30, 1999

                                One Year     Five Year     Since Inception
                                                               7/30/92
American Strategic               3.44%         9.6%             7.37%
  Income Portfolio II
Lehman Brothers Mutual Fund      0.22%         7.92%            6.47%
  Government/Mortgage Index

The average annualized total returns for American Strategic Income Portfolio II are based on the change in its net asset value (NAV), assume all distributions were reinvested, and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended November 30, 1999, were 4.61%, 10.14%, and 5.89%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on distributions as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value.

Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The fund uses the Lehman Brothers Mutual Fund Government/
Mortgage Index as a benchmark. Although we believe this is the most appropriate benchmark available, it is not a perfect match. The benchmark index is comprised of U.S. government securities while American Strategic Income Portfolio II is comprised primarily of nonsecuritized, illiquid whole loans. This limits the ability of the fund to respond quickly to market changes.

The Lehman Brothers Mutual Fund Government/Mortgage Index is comprised of all U.S. government agency and Treasury securities and agency mortgage-backed securities. Developed by Lehman Brothers for comparative use by the mutual fund industry, this index is unmanaged and does not include any fees or expenses in its total return calculations.

The since inception number for the Lehman index is calculated from the month end following the fund's inception through November 30, 1999.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE
--------------------------------------------------------------------------------

          FUND
              OVERVIEW
--------------------------------------------------------------------------------

FUND MANAGEMENT

JOHN WENKER
is primarily responsible for the management of American Strategic Income Portfolio II. He has 14 years of financial experience.

DAVID STEELE
assists with the management of American Strategic Income Portfolio II. He has 21 years of financial experience.

RUSS KAPPENMAN
assists with the management of American Strategic Income Portfolio II. He has 14 years of financial experience.

JANUARY 15, 2000
AMERICAN STRATEGIC INCOME PORTFOLIO II HAD A TOTAL RETURN OF 1.22% BASED ON ITS NET ASSET VALUE FOR THE SIX MONTHS ENDING NOVEMBER 30, 1999, COMPARED TO 0.80% FOR ITS BENCHMARK, THE LEHMAN BROTHERS MUTUAL FUND GOVERNMENT/MORTGAGE INDEX.* During the period, the fund benefited from a lack of credit losses and a low level of prepayments. The total return based on the fund's market price was 0.70% over the same time frame.* At the end of the reporting period, the fund's market price of $11.50 per share continued to trade at a discount to its net asset value of $12.55 per share.

DURING THE PERIOD, THE FUND PAID OUT A HIGH LEVEL OF CURRENT INCOME AND MAINTAINED A RELATIVELY STABLE NET ASSET VALUE. Dividends for the six months totaled $0.523 per share, for an annualized distribution rate of 9.10% based on the November 30 market price. The fund's average monthly earnings over the past three months would result in an annualized earnings rate of 8.53% based on the November 30 market price. The net asset value of the fund did not experience much volatility during the period, beginning at $12.92 and ending at $12.55 per share. Keep in mind that past performance is no guarantee of future results, and the fund's distribution rate and net asset value will fluctuate.

THE RISING INTEREST RATE ENVIRONMENT IN 1999 IS BENEFITING THE FUND'S INCOME LEVEL. In July, the fund was able to increase its dividend by $0.25 per share to $0.0875 per share. Currently we can find new mortgage investments that pay income equal to or higher than the average coupon in the fund. In addition, rising rates have slowed the level of refinancings and loan prepayments. The dividend reserve continues to support the level that the fund currently pays. The reserve fell during the period from $0.1299 per share to $0.1133 per share.

*ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT SALES CHARGES, EXCEPT THE FUND'S TOTAL RETURN BASED ON MARKET PRICE, WHICH DOES REFLECT SALES CHARGES ON DISTRIBUTIONS AS DESCRIBED IN THE FUND'S DIVIDEND REINVESTMENT PLAN, BUT NOT ON INITIAL PURCHASES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
AS A PERCENTAGE OF TOTAL ASSETS ON NOVEMBER 30, 1999

Other Assets                                       1%
Short-term Securities                              8%
U.S. Agency Mortgage-backed Securities             6%
U.S. Treasury Securities                           7%
Private Fixed-rate Mortgage-backed Securities      3%
Commercial Loans                                  19%
Multifamily Loans                                 26%
Single-family Loans                               30%

--------------------------------------------------------------------------------
DELINQUENT LOAN PROFILE
--------------------------------------------------------------------------------

THE CHART BELOW SHOWS THE PERCENTAGE OF SINGLE FAMILY LOANS** IN THE PORTFOLIO THAT ARE 30, 60, 90, OR 120 DAYS DELINQUENT AS OF NOVEMBER 30, 1999, BASED ON PRINCIPAL AMOUNTS OUTSTANDING.

Current                88.7%
----------------------------
30 Days                 6.2%
----------------------------
60 Days                 1.3%
----------------------------
90 Days                 0.7%
----------------------------
120+ Days               3.1%
----------------------------

** AS OF NOVEMBER 30, 1999, THERE WERE NO MULTIFAMILY OR COMMERCIAL LOANS DELINQUENT.
--------------------------------------------------------------------------------


1  1999 SEMIANNUAL REPORT   AMERICAN STRATEGIC INCOME PORTFOLIO II

          FUND
              OVERVIEW CONTINUED
--------------------------------------------------------------------------------

ON DECEMBER 10, 1999, THE FUND PAID OUT PROCEEDS TO SHAREHOLDERS FROM ITS REPURCHASE OFFER. Shares were repurchased at the fund's net asset value of $12.60 at the close of business on December 6, 1999, minus a $0.02 per share fee. Because shareholders collectively submitted more than the 10% limit of outstanding shares, repurchases were made on a pro rata basis. Approximately 18% of shares were repurchased from each shareholder who submitted a claim.

TO PREPARE FOR THE REPURCHASE OFFER, THE FUND BEGAN INCREASING ITS PERCENTAGE OF TOTAL ASSETS IN CASH DURING THE SUMMER MONTHS. As loans came due in the portfolio, the proceeds were reinvested in short-term securities rather than in new mortgage investments. Short-term securities equaled 8% of total assets at the period end. Single-family, multifamily, and commercial loans continued to represent the majority of the portfolio at 75% of total assets. The remainder of the fund was invested in U.S. Treasury securities and U.S. government agency securities.

WE CONTINUE TO SPREAD OUR LOANS OUT ACROSS THE COUNTRY TO HELP AVOID THE RISK OF BEING TOO HEAVILY CONCENTRATED IN ONE REGION. We are currently invested in states such as Texas, California, Florida, Minnesota, and Colorado, where the economies are strong and employment and population growth continue. All segments of the mortgage loan market continue to perform well. Most real estate markets are in equilibrium with demand keeping pace with new supply.


--------------------------------------------------------------------------------
GEOGRAPHICAL DISTRIBUTION
--------------------------------------------------------------------------------

WE ATTEMPT TO BUY MORTGAGE LOANS IN MANY PARTS OF THE COUNTRY TO HELP AVOID THE RISKS OF CONCENTRATING IN ONE AREA. THESE PERCENTAGES REFLECT PRINCIPAL VALUE OF WHOLE LOANS AS OF NOVEMBER 30, 1999. SHADED AREAS WITHOUT VALUES INDICATE STATES IN WHICH THE FUND HAS INVESTED LESS THAN 0.50% OF ITS ASSETS.

                                     [MAP]

Alabama               less than 0.50%
Alaska                less than 0.50%
Arizona               3%
Arkansas              less than 0.50%
California            12%
Colorado              6%
Connecticut           less than 0.50%
Delaware              less than 0.50%
Florida               8%
Georgia               1%
Hawaii                less than 0.50%
Idaho                 less than 0.50%
Illinois              1%
Indiana               2%
Iowa                  less than 0.50%
Kansas                less than 0.50%
Kentucky              1%
Louisiana             less than 0.50%
Maine                 less than 0.50%
Maryland              1%
Massachusetts         4%
Michigan              less than 0.50%
Minnesota             14%
Mississippi           less than 0.50%
Missouri              2%
Montana               1%
Nebraska              less than 0.50%
Nevada                3%
New Hampshire         less than 0.50%
New Jersey            2%
New Mexico            1%
New York              2%
North Carolina        less than 0.50%
North Dakota          2%
Ohio                  1%
Oklahoma              5%
Oregon                1%
Pennsylvania          1%
Rhode Island          less than 0.50%
South Carolina        less than 0.50%
South Dakota
Tennessee             4%
Texas                 18%
Utah                  1%
Vermont               less than 0.50%
Virginia              1%
Washington            2%
West Virginia
Wisconsin             less than 0.50%
Wyoming


--------------------------------------------------------------------------------
2  1999 SEMIANNUAL REPORT   AMERICAN STRATEGIC INCOME PORTFOLIO II

          FUND
              OVERVIEW CONTINUED
--------------------------------------------------------------------------------

AS WE STATED EARLIER, THE FUND HAD NO CREDIT LOSSES DURING THE SIX-MONTH PERIOD. However, the risk of a loan defaulting is the primary risk of investing in mortgage loan products. If the proceeds from the sale of the foreclosed property are less than the loan price that the fund paid, the fund would suffer a loss. Since inception, the fund has had net credit losses of $0.21 per share.

THE FUND BENEFITED FROM PREPAYMENT PENALTIES ON ITS MULTIFAMILY AND COMMERCIAL LOANS AND FROM LOANS PURCHASED AT A DISCOUNT THAT PAID OFF AT PAR. Gains from prepayment penalties have equaled $0.22 per share since inception and $0.00 per share over the six-month period. Gains from discounted loans paying off at par were $0.37 per share since inception and $0.02 per share over the six-month period.

WE BELIEVE INTEREST RATES WILL CONTINUE TO INCREASE IN THE FIRST HALF OF 2000 AS THE FEDERAL RESERVE STAYS VIGILANT ABOUT MAINTAINING THE STATE OF THE U.S. ECONOMY. This should be favorable for the fund as we anticipate higher rates will slow the rate of new construction across the country. Although the fund only invests in existing properties, a slowdown in new construction could increase the demand for established properties. Also, higher rates should further slow the rate of loan prepayments and refinancings as well.

WE APPRECIATE YOUR INVESTMENT IN AMERICAN STRATEGIC INCOME PORTFOLIO II. We hope the fund's attractive income level and return, along with the recent repurchase offer, have helped you stay on track with your financial goals. We will continue to remain diligent in our monitoring of the fund's credit risk and look forward to managing the fund in the year 2000.



--------------------------------------------------------------------------------
VALUATION OF WHOLE LOAN INVESTMENTS
--------------------------------------------------------------------------------

THE FUND'S INVESTMENTS IN WHOLE LOANS (SINGLE-FAMILY, MULTIFAMILY, AND COMMERCIAL), PARTICIPATION MORTGAGES, AND MORTGAGE SERVICING RIGHTS ARE GENERALLY NOT TRADED IN ANY ORGANIZED MARKET AND THEREFORE, MARKET QUOTATIONS ARE NOT READILY AVAILABLE. THESE INVESTMENTS ARE VALUED AT "FAIR VALUE" ACCORDING TO PROCEDURES ADOPTED BY THE FUND'S BOARD OF DIRECTORS. PURSUANT TO THESE PROCEDURES, WHOLE LOAN INVESTMENTS ARE INITIALLY VALUED AT COST AND THEIR VALUES ARE SUBSEQUENTLY MONITORED AND ADJUSTED PURSUANT TO A FIRST AMERICAN ASSET MANAGEMENT PRICING MODEL DESIGNED TO INCORPORATE, AMONG OTHER THINGS, THE PRESENT VALUE OF THE PROJECTED STREAM OF CASH FLOWS ON SUCH INVESTMENTS. ~THE PRICING MODEL TAKES INTO ACCOUNT A NUMBER OF RELEVANT FACTORS INCLUDING THE PROJECTED RATE OF PREPAYMENTS, THE DELINQUENCY PROFILE, THE HISTORICAL PAYMENT RECORD, THE EXPECTED YIELD AT PURCHASE, CHANGES IN PREVAILING INTEREST RATES, AND CHANGES IN THE REAL OR PERCEIVED LIQUIDITY OF WHOLE LOANS, PARTICIPATION MORTGAGES, OR MORTGAGE SERVICING RIGHTS, AS THE CASE MAY BE. CHANGES IN PREVAILING INTEREST RATES, REAL OR PERCEIVED LIQUIDITY, YIELD SPREADS, AND CREDIT WORTHINESS ARE FACTORED INTO THE PRICING MODEL EACH WEEK. CERTAIN MORTGAGE LOAN INFORMATION IS RECEIVED ON A MONTHLY BASIS AND INCLUDES, BUT IS NOT LIMITED TO, THE PROJECTED RATE OF PREPAYMENTS, PROJECTED RATE AND SEVERITY OF DEFAULTS, THE DELINQUENCY PROFILE, AND THE HISTORICAL PAYMENT RECORD. VALUATIONS OF WHOLE LOANS ARE DETERMINED NO LESS FREQUENTLY THAN WEEKLY.
--------------------------------------------------------------------------------

3  1999 SEMIANNUAL REPORT   AMERICAN STRATEGIC INCOME PORTFOLIO II

               FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  November 30, 1999
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)  .......    $301,401,591
Real estate owned (identified cost: $552,868) (note 2) .....         475,028
Accrued interest receivable  ...............................       2,263,474
Other assets  ..............................................          31,470
                                                                ------------
  Total assets  ............................................     304,171,563
                                                                ------------

LIABILITIES:
Reverse repurchase agreements payable (note 2)  ............      80,425,000
Accrued investment management fee  .........................         108,995
Bank overdraft  ............................................         715,176
Accrued administrative fee  ................................          36,697
Accrued interest  ..........................................         315,959
Other accrued expenses  ....................................          22,002
                                                                ------------
  Total liabilities  .......................................      81,623,829
                                                                ------------
  Net assets applicable to outstanding capital stock  ......    $222,547,734
                                                                ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital  ..............    $253,408,338
Undistributed net investment income  .......................       2,009,702
Accumulated net realized loss on investments  ..............     (30,548,740)
Unrealized depreciation of investments  ....................      (2,321,566)
                                                                ------------

  Total - representing net assets applicable to capital
    stock  .................................................    $222,547,734
                                                                ============
* Investments in securities at identified cost  ............    $303,645,317
                                                                ============

NET ASSET VALUE AND MARKET PRICE:
Net assets  ................................................    $222,547,734
Shares outstanding (authorized 1 billion shares of $0.01 par
  value)  ..................................................      17,730,320
Net asset value  ...........................................    $      12.55
Market price  ..............................................    $      11.50

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

       4  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS For the Six Months Ended November 30, 1999
 ................................................................................

INCOME:
Interest (net of interest expense of $2,729,968) ...........    $ 10,314,820
Rental income from real estate owned (note 2) ..............             290
                                                                ------------

  Total investment income ..................................      10,315,110
                                                                ------------

EXPENSES (NOTE 3):
Investment management fee  .................................         686,583
Administrative fee  ........................................         224,976
Custodian and accounting fees  .............................          70,292
Transfer agent fees  .......................................          11,280
Reports to shareholders  ...................................          36,148
Mortgage servicing fees  ...................................         216,410
Directors' fees  ...........................................           1,504
Audit and legal fees  ......................................          41,630
Other expenses  ............................................          63,524
                                                                ------------
  Total expenses  ..........................................       1,352,347
    Less expenses paid indirectly  .........................         (11,575)
                                                                ------------

  Total net expenses  ......................................       1,340,772
                                                                ------------

  Net investment income  ...................................       8,974,338
                                                                ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS (NOTE 4):
Net realized gain on investments in securities  ............           4,456
Net realized loss on real estate owned  ....................         (53,758)
                                                                ------------

  Net realized loss on investments  ........................         (49,302)
Net change in unrealized appreciation or depreciation of
  investments  .............................................      (6,237,123)
                                                                ------------

  Net loss on investments  .................................      (6,286,425)
                                                                ------------

    Net increase in net assets resulting from
      operations  ..........................................    $  2,687,913
                                                                ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

       5  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      STATEMENT OF CASH FLOWS For the Six Months Ended November 30, 1999
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and rental income .................................    $ 10,315,110
Net expenses ...............................................      (1,340,772)
                                                                ------------
  Net investment income ....................................       8,974,338
                                                                ------------

Adjustments to reconcile net investment income to net cash
  provided by operating activities:
  Change in accrued interest receivable ....................         524,009
  Net amortization of bond discount and premium ............         193,042
  Change in accrued fees and expenses ......................        (144,789)
  Change in other assets ...................................          13,487
                                                                ------------
    Total adjustments ......................................         585,749
                                                                ------------

    Net cash provided by operating activities ..............       9,560,087
                                                                ------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................      50,851,308
Purchases of investments ...................................      (4,225,000)
Net purchases of short-term securities .....................     (23,319,842)
                                                                ------------

    Net cash provided by investing activities ..............      23,306,466
                                                                ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements .............     (23,500,000)
Retirement of fund shares ..................................        (707,912)
Distributions paid to shareholders .........................      (9,275,133)
                                                                ------------

    Net cash used by financing activities ..................     (33,483,045)
                                                                ------------
Net decrease in cash .......................................        (616,492)
Cash at beginning of period ................................         (98,684)
                                                                ------------

    Cash at end of period ..................................    $   (715,176)
                                                                ============

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse
    repurchase agreements ..................................    $  2,807,503
                                                                ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

       6  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  11/30/99         YEAR ENDED
                                                                (UNAUDITED)         5/31/99
                                                              ----------------  ----------------
OPERATIONS:
Net investment income  .....................................    $  8,974,338      $ 18,910,977
Net realized gain (loss) on investments  ...................         (49,302)          766,651
Net change in unrealized appreciation or depreciation of
  investments  .............................................      (6,237,123)       (4,169,354)
                                                                ------------      ------------

  Net increase in net assets resulting from operations  ....       2,687,913        15,508,274
                                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income  ................................      (9,275,133)      (18,286,254)
                                                                ------------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....        (707,912)       (1,862,964)
                                                                ------------      ------------
  Total decrease in net assets  ............................      (7,295,132)       (4,640,944)

Net assets at beginning of period  .........................     229,842,866       234,483,810
                                                                ------------      ------------

Net assets at end of period  ...............................    $222,547,734      $229,842,866
                                                                ============      ============

Undistributed net investment income  .......................    $  2,009,702      $  2,310,497
                                                                ============      ============

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

       7  1999 Semiannual Report - American Strategic Income Portfolio II

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                      American Strategic Income Portfolio Inc. II (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in asset-backed securities, U.S. government securities, corporate debt securities, municipal obligations, unregistered securities and mortgage servicing rights. The fund may enter into dollar roll transactions. In addition, the fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol BSP.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                      The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                      The fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a First American Asset Management pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile and the historical payment record. Valuations of whole loans, mortgage participations and mortgage servicing rights are determined no less frequently than weekly.

--------------------------------------------------------------------------------

       8  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                      WHOLE LOANS AND PARTICIPATION MORTGAGES
                      Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                      At November 30, 1999, loans representing 2.4% of net assets were 60 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate solely to single family whole loans and represent 5.1% of total single family principal outstanding at November 30, 1999. The fund does not record past due interest as income until received. The fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the fund may suffer a loss. The fund recognized net realized losses of $53,758 or $0.003 per share on real estate sold during the six months ended November 30, 1999.

                      Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The fund may receive rental or other income as a result of holding real estate. In addition, the fund may incur expenses associated with maintaining any real estate owned. On November 30, 1999, the fund owned 10 single family homes with an aggregate value of $475,028, or 0.21% of net assets.

                      REVERSE REPURCHASE AGREEMENTS
                      Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended November 30, 1999, the average borrowings outstanding were $95,675,000 and the average coupon was 5.69%.

                      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                      Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a
--------------------------------------------------------------------------------

       9  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------
                      market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of November 30, 1999, the fund had no outstanding when-issued or forward commitments.

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                      REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                      For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements, the fund may invest in money market funds advised by the fund's advisor.

--------------------------------------------------------------------------------

      10  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ............................
                      INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                      On August 10, 1998, the fund entered into an investment advisory agreement with U.S. Bank National Association (U.S. Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorported (Piper Capital), which was acquired by U.S. Bancorp on May 1, 1998, had served as the fund's advisor. U.S. Bank also serves as the fund's administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                      The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets and 4.50% of the daily gross income accrued by the fund during the month (i.e., investment income, including amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended November 30, 1999, the annualized effective investment management fee incurred by the fund was 0.61%. For its fee, the advisor provides investment advice and conducts the management and investment activity of the fund.

                      The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator provides regulatory, reporting and record-keeping services for the fund.

                      MORTGAGE SERVICING FEES
                      The fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, administrative and mortgage servicing fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; expenses related to real estate owned; fees to outside parties retained to assist in conducting due diligence; taxes and other miscellaneous expenses.

                      During the six months ended November 30, 1999, the fund paid $28,126 for custody services to U.S. Bank.

--------------------------------------------------------------------------------

      11  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

                      EXPENSES PAID INDIRECTLY
                      Expenses paid indirectly represent reimbursements of custodian fees received from mortgage servicers of $11,575.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended November 30, 1999, aggregated $4,031,958 and $50,851,308, respectively. Included in proceeds from sales are $751,578 from sales of real estate owned.

(5) CAPITAL LOSS
    CARRYOVER
 ............................
                      For federal income tax purposes, the fund had capital loss carryovers at May 31, 1999, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

                                          CAPITAL LOSS
                                           CARRYOVER    EXPIRATION
                                          ------------  ----------
                                          $ 5,344,866       2003
                                           22,965,560       2004
                                              922,669       2005
                                            1,266,343       2006
                                          -----------
                                          $30,499,438
                                          ===========

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                      RETIREMENT OF FUND SHARES
                      The fund's board of directors has approved a plan to repurchase shares of the fund in the open market and retire those shares. Repurchases may only be made when the previous day's closing market value was at a discount from net asset value (NAV). Daily repurchases are limited to 25% of the previous four weeks average daily trading volume on the New York Stock Exchange. Under the current plan, cumulative repurchases in the fund cannot exceed 897,341 (5% of the outstanding shares as of September 9, 1998). The board of directors will review the plan every year. The plan was last reviewed and reapproved by the board of directors on June 3, 1999.

                      Pursuant to the plan, the fund repurchased and retired the following:

                                                                  % OF OUTSTANDING                   WEIGHTED AVERAGE
                                          PERIOD ENDED   SHARES        SHARES            COST        DISCOUNT FROM NAV
                                          ------------  --------  ----------------  ---------------  -----------------
                                            11/30/99     60,200         0.34%         $  707,912            7.13%
                                             5/31/99    156,300         0.87%         $1,862,964            8.85%

(7) SUBSEQUENT EVENT
    REPURCHASE OFFER
 ............................
                      The fund's board of directors concluded that an additional offer to purchase up to 10% of its outstanding shares at net asset value would be in the best interests of shareholders. Accordingly, the repurchase offer was sent to shareholders in November 1999, and the deadline for submitting shares for repurchase was 5:00 p.m. Eastern Time on November 29, 1999. The repurchase price was determined on December 6, 1999, at the close of regular trading on the New York Stock Exchange (4 p.m. Eastern
                      Time). The percentage of outstanding shares repurchased, the number of shares repurchased, the repurchase price per share (net asset value less two cents per share repurchase fee) and proceeds paid on December 10, 1999, by the fund were as follows:

                                          PERCENTAGE     SHARES         REPURCHASE           PROCEEDS
                                          REPURCHASED  REPURCHASED         PRICE               PAID
                                          -----------  -----------  -------------------  ----------------
                                               10%      1,773,031         $12.58           $22,304,730

--------------------------------------------------------------------------------

      12  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
 ............................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN STRATEGIC INCOME PORTFOLIO II

                                          Six Months Ended                 Year Ended May 31,
                                          November 30, 1999  ----------------------------------------------
                                             (Unaudited)      1999(e)     1998     1997     1996     1995
                                          -----------------  ----------  -------  -------  -------  -------
PER-SHARE DATA
Net asset value, beginning
  of period ............................       $12.92          $13.07    $12.63   $12.78   $13.00   $12.97
                                               ------          ------    ------   ------   ------   ------
Operations:
  Net investment income ................         0.51            1.06      1.03     0.98     0.99     1.21
  Net realized and unrealized gains
    (losses) on investments ............        (0.36)          (0.19)     0.41    (0.13)      --     0.17
                                               ------          ------    ------   ------   ------   ------
    Total from operations ..............         0.15            0.87      1.44     0.85     0.99     1.38
                                               ------          ------    ------   ------   ------   ------
Distributions to shareholders:
  From net investment income ...........        (0.52)          (1.02)    (1.00)   (1.00)   (1.21)   (1.35)
                                               ------          ------    ------   ------   ------   ------
    Total distributions to
      shareholders .....................        (0.52)          (1.02)    (1.00)   (1.00)   (1.21)   (1.35)
                                               ------          ------    ------   ------   ------   ------
Net asset value, end of period .........       $12.55          $12.92    $13.07   $12.63   $12.78   $13.00
                                               ======          ======    ======   ======   ======   ======
Per-share market value, end of
  period ...............................       $11.50          $11.94    $11.81   $11.38   $10.63   $11.50
                                               ======          ======    ======   ======   ======   ======
SELECTED INFORMATION
Total return, net asset value (a) ......         1.22%           6.82%    11.74%    6.90%    7.84%   11.56%
Total return, market value (b) .........         0.70%          10.06%    13.02%   17.19%    2.95%   (5.38)%
Net assets at end of period
  (in millions) ........................       $  223          $  230    $  234   $  252   $  255   $  262
Ratio of expenses to average weekly net
  assets including interest
  expense (c) ..........................         3.63%(f)        2.92%     3.39%    2.56%    2.39%    3.51%
Ratio of expenses to average weekly net
  assets excluding interest
  expense (c) ..........................         1.20%(f)        1.18%     1.38%    1.45%    1.26%    1.27%
Ratio of net investment income to
  average weekly net assets ............         7.98%(f)        8.06%     7.86%    7.73%    7.63%    9.60%
Portfolio turnover rate (excluding
  short-term securities) ...............            1%             18%       48%      51%     105%      52%
Amount of borrowings outstanding at end
  of period (in millions) ..............       $   80          $  104    $   76   $   84   $   53   $   53
Per-share amount of borrowings
  outstanding at end of period .........       $ 4.54          $ 5.84    $ 4.23   $ 4.21   $ 2.66   $ 2.61
Per-share amount of net assets,
  excluding borrowings, at end
  of period ............................       $17.09          $18.76    $17.30   $16.84   $15.44   $15.61
Asset coverage ratio (d) ...............          377%            321%      409%     400%     581%     598%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.01% AND 0.07% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS 1996 AND 1995, RESPECTIVELY. FISCAL 1998 AND 1997 RATIOS INCLUDE 0.08% AND 0.18%, RESPECTIVELY, OF OPERATING EXPENSES ASSOCIATED WITH REAL ESTATE OWNED.
(d) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(e) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(f)  ANNUALIZED.

--------------------------------------------------------------------------------

      13  1999 Semiannual Report - American Strategic Income Portfolio II

                     INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN STRATEGIC
INCOME PORTFOLIO II                                                          November 30, 1999
-----------------------------------------------------------------------------------------------------------------
                                                             Date
                                                           Acquired
Description of Security                                               Par Value         Cost         Market
                                                                                                   Value (a)
---------------------------------------------------------  --------  -----------    ------------   ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (18.7%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (8.4%):
    FIXED RATE (8.4%):
      6.50%, FNMA, 6/1/29 ...............................   5/4/99   $19,659,405(b) $ 19,515,928   $ 18,737,772
                                                                                    ------------   ------------

  U.S. GOVERNMENT SECURITIES (10.3%):
      6.63%, U.S. Treasury Note, 3/31/02 ................  5/12/98    22,500,000(b)   22,951,529     22,784,850
                                                                                    ------------   ------------

        Total U.S. Government and Agency Securities  ....                             42,467,457     41,522,622
                                                                                    ------------   ------------

PRIVATE MORTGAGE-BACKED SECURITIES (e) (3.9%):
  FIXED RATE (3.9%):
      8.72%, RFC 1997-NPC1, 8/27/23 .....................  3/27/97     8,917,815       8,948,146      8,779,350
                                                                                    ------------   ------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (c,d,e) (101.6%):
  COMMERCIAL LOANS (26.0%):
      1336 and 1360 Energy Park Drive,
        7.65%, 10/1/08 ..................................  9/29/98     2,954,903       2,954,903      2,750,082
      Bigelow Office Building, 9.00%, 4/1/07 ............  3/31/97     1,356,601       1,356,601      1,374,455
      Canton Commerce Center, 9.25%, 7/1/01 .............  6/27/96     3,293,388       3,293,389      3,339,404
      Centre Point Commerce Park, 9.00%, 6/1/12 .........   5/2/97       759,239         751,646        760,585
      Cottonwood Square, 9.30%, 5/1/04 ..................  4/16/97     2,717,695       2,717,695      2,781,039
      Doctors Medical Plaza, 8.00%, 2/1/08 ..............  1/27/98       865,681         865,681        832,996
      Fortune Park V, VI, VII, 8.00%, 1/1/04 ............  12/29/98    3,724,070       3,724,070      3,633,404
      Hillside Crossing South Shopping Center,
        8.05%, 1/1/05 ...................................  12/22/97    1,755,654       1,755,654      1,703,976
      Hillside Office Park, 7.75%, 8/1/08 ...............   7/9/98       982,812         982,812        876,105
      Hollywood Plaza, 7.95%, 11/1/03 ...................  11/4/98     1,332,187       1,332,187      1,302,772
      Jamboree Building, 9.05%, 12/1/06 .................  11/15/96    1,929,442       1,910,147      1,960,913
      Minikahda MiniStorage III, 8.72%, 8/1/09 ..........  9/16/99     4,221,052       4,221,052      4,107,852
      Minikahda MiniStorage V, 8.87%, 9/1/09 ............  8/28/98     1,874,555       1,874,555      1,838,200
      Oak Knoll Village Shopping Center,
        8.80%, 7/1/05 ...................................  6/10/98     1,378,169       1,378,169      1,375,785
      One Columbia, 8.00%, 1/1/08 .......................   1/2/98     1,328,613       1,328,613      1,271,036
      PennMont Office Building, 8.88%, 5/1/01 ...........  4/29/96     1,333,583       1,333,583      1,344,356

                                                             Date
Description of Security                                    Acquired   Par Value         Cost      Market Value (a)
-----------------------                                    --------  -----------    ------------  ----------------
      PMG Center, 9.05%, 9/1/03 .........................  8/29/96   $ 2,331,014    $  2,331,014    $  1,728,289
      Provident Bank Building, 8.80%, 11/1/01 ...........  10/4/96     2,694,069       2,667,129       2,715,331
      Rapid Park Parking Lot, 9.00%, 9/1/07 .............   8/7/97     3,654,370       3,654,370       3,712,690
      Ridgehill Professional Building, 7.50%, 1/1/09 .     12/7/98     2,668,342       2,668,342       2,451,645
      Ridgewood Estates Mobile Home Park,
        8.55%, 12/1/00 ..................................  11/14/95    2,035,135       2,031,822       2,040,671
      Rimrock Plaza, 7.75%, 12/1/08 .....................  12/2/98     3,219,442       3,219,442       2,991,829
      Rubin Center, 8.90%, 7/1/07 .......................  6/13/97     3,207,244       3,207,245       3,243,502
      Stevenson Office Building, Port Orchard Cinema and
        Jensen Industrial Building, 8.00%, 2/1/09 .        1/21/99     3,428,966       3,428,966       3,262,882
      Sundance Plaza, 7.25%, 11/1/08 ....................  10/29/98    1,115,160       1,115,160       1,056,266
      Wellington Professional Center, 8.80%, 11/1/01 ....  11/1/96     2,656,780       2,656,780       2,677,720
      Westwood Business Park II, 13.00%, 6/1/01 .........   5/7/99       700,000         693,000         636,529
                                                                                    ------------    ------------
                                                                                      59,454,027      57,770,314
                                                                                    ------------    ------------

  MULTIFAMILY LOANS (35.1%):
      Arbor at Dairy Ashford Apartments I,
        8.00%, 3/1/01 ...................................   2/6/98     3,998,946       3,998,946       4,038,935
      Arbor at Dairy Ashford Apartments II,
        10.00%, 3/1/01 ..................................   2/6/98       804,167         804,167         768,152
      Autumnwood, Southern Woods, Hinton Hollow,
        9.10%, 6/1/03 ...................................  5/31/96     6,260,440       6,260,440       6,398,702
      Beverly Palms Apartments, 7.75%, 4/1/04 ...........  3/25/99    12,200,000      12,200,000      11,958,567
      Casa Carranza Apartments, 8.35%, 12/1/02 ..........  12/1/95     3,874,544       3,835,799       3,895,746
      Chardonnay Apartments, 8.70%, 1/1/07 ..............  12/18/96    4,252,896       4,231,631       4,303,841
      Deering Manor, 9.50%, 12/8/22 .....................  12/8/92     1,220,064       1,207,863       1,211,094
      Fremont Plaza Apartments, 7.50%, 7/1/08 ...........   7/1/98     2,623,857       2,623,857       2,487,974
      Harbor View Apartments, 9.50%, 1/25/18 ............  1/22/93       736,467         729,103         731,069
      Jaccard Apartments, 8.83%, 12/1/03 ................  11/1/96     2,737,011       2,737,011       2,790,150
      Kona Kai Apartments, 8.45%, 11/1/05 ...............  10/24/95    1,120,104       1,113,999       1,125,260
      Newport Apartments, 9.75%, 4/1/02 .................  3/10/95     1,324,040       1,307,489       1,363,761

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

      14  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)

                                                             Date
Description of Security                                    Acquired   Par Value         Cost      Market Value (a)
-----------------------                                    --------  -----------    ------------  ----------------
      Normandale Lake Estates, 8.13%, 2/1/03 ............  1/16/96   $ 2,390,160    $  2,386,780    $  2,386,796
      Park Place of Venice Apartments,
        10.75%, 4/1/02 ..................................   3/2/95     2,573,557       2,559,899       2,458,411
      Park Terrace Apartments, 8.45%, 11/1/05 ...........  10/24/95    2,515,985       2,509,695       2,530,218
      Primrose Apartments, 8.63%, 11/1/07 ...............  10/19/95    1,077,425       1,072,835       1,082,691
      Rhode Island Chateau Apartments, 8.85%, 6/1/02 ....  5/21/97     2,766,070       2,766,070       2,811,804
      Sierra Madre Apartments, 8.40%, 7/1/02 ............  6/16/97     1,785,321       1,785,321       1,786,990
      Skyline Apartments, 8.80%, 12/1/03 ................  11/6/96     2,052,484       2,049,063       2,088,587
      The Gables at Westlake Apartments,
        7.40%, 2/1/08 ...................................  1/16/98     6,390,022       6,390,022       6,038,248
      The Meadows, Fairfield Manor, Auburn Apartments,
        8.63%, 11/1/07 ..................................  10/19/95    1,638,696       1,637,103       1,658,595
      Vintage Apartments, 9.00%, 8/1/05 .................  8/15/95     2,850,341       2,845,907       2,824,641
      Westview Apartments, 7.80%, 3/1/03 ................  2/16/96     1,060,996       1,047,010       1,044,613
      Whispering Hills Apartments, 8.80%, 10/1/02 .......   9/8/95     2,020,453       1,997,005       2,041,977
      Whispering Hollow Apartments I, 8.00%, 3/1/01 .....   2/6/98     5,536,365       5,536,365       5,591,729
      Whispering Hollow Apartments II,
        10.00%, 3/1/01 ..................................   2/6/98     1,113,333       1,113,333       1,063,472
      Winterland Apartments I, 9.35%, 7/1/12 ............   6/6/97       590,511         590,511         592,315
      Winterland Apartments II, 9.35%, 7/1/12 ...........   6/6/97     1,131,812       1,131,812       1,081,383
                                                                                    ------------    ------------
                                                                                      78,469,036      78,155,721
                                                                                    ------------    ------------

  SINGLE FAMILY LOANS (40.5%):
      Aegis III, 8.81%, 6/13/11 .                          5/13/97     1,405,244(b)    1,370,606       1,406,163
      Amerivest Mortgage, 8.36%, 5/1/12 .................  9/28/93     1,904,631(b)    1,409,427       1,875,945
      CTX Mortgage, 9.23%, 11/23/22 .....................  11/23/92    1,247,086(b)    1,110,791       1,247,474
      Energy Park Loans, 12.20%, 12/1/22 ................  12/1/92       162,352(b)      155,577         167,222
      Fairbanks III, 10.04%, 1/1/07 .....................  3/18/94       390,151(b)      358,594         348,617
      Fairbanks IV, 8.63%, 7/3/11 .......................  11/3/94       568,666(b)      488,577         545,056
      First Federal of Delaware, 8.05%, 2/1/18 ..........  1/29/93     2,859,973(b)    2,621,720       2,785,764
      Greenwich, 9.50%, 6/16/05 .........................  2/16/96       384,471(b)      374,893         386,983

                                                             Date
Description of Security                                    Acquired   Par Value         Cost      Market Value (a)
-----------------------                                    --------  -----------    ------------  ----------------
      Heartland Federal Savings & Loan,
        11.38%, 11/17/22 ................................  11/17/92  $   100,475    $     96,708    $     76,947
      Kentucky Central Life, 9.43%, 5/1/22 ..............  2/12/93     2,213,678(b)    2,140,115       2,231,531
      Kislak, 10.00%, 6/30/20 ...........................  4/14/93     3,487,647(b)    3,277,840       3,517,530
      Maryland National Bank, 9.63%, 9/1/18 .............  1/29/93       625,845(b)      600,966         625,667
      McDowell, 9.80%, 12/1/20                             12/11/92    1,982,624       1,983,493       2,036,851
      Merchants Bank, 10.42%, 12/1/20 ...................  12/18/92      782,085         788,514         799,394
      Meridian, 9.32%, 10/15/22 .........................  10/15/92      621,064(b)      638,970         634,377
      Meridian III, 9.18%, 12/1/20 ......................  12/21/92    2,464,055(b)    2,349,619       2,464,162
      Minneapolis Employees Retirement Fund,
        7.83%, 2/10/14 ..................................  4/10/96     2,986,171(b)    2,770,902       2,867,633
      NationsBank, 8.73%, 10/1/07 .......................  12/10/92       45,206(b)       42,042          45,820
      Neslund Properties, 9.87%, 2/1/23 .................  1/27/93     2,580,922(b)    2,568,117       2,656,351
      Nomura I, 9.89%, 12/16/23 .........................  12/16/93    5,888,584(b)    6,103,866       5,901,930
      Nomura II, 8.55%, 3/22/15 .........................  8/22/94     7,102,570(b)    6,759,895       6,391,754
      Nomura III, 8.23%, 8/29/17 ........................  9/29/95    11,715,438(b)   10,126,174      11,040,176
      Norwest II, 7.78%, 11/27/22 .......................  2/27/96     1,953,609(b)    1,943,814       1,910,736
      Norwest IV, 8.24%, 4/23/25 ........................  5/23/96     3,826,812(b)    3,803,191       3,699,764
      Norwest VII, 7.77%, 9/24/25 .......................  2/24/97     3,958,819(b)    3,845,439       3,836,224
      Norwest X, 7.88%, 4/1/25                             3/12/98     1,174,811(b)    1,177,628       1,145,999
      Norwest XIII, 7.61%, 11/1/25 ......................  10/28/98    3,395,227(b)    3,378,251       3,277,805
      Norwest XIV, 7.23%, 3/1/25 ........................  12/3/98    10,594,584(b)   10,488,905      10,019,384
      Norwest XV, 7.24%, 2/1/26 .........................  12/23/98    3,593,627(b)    3,548,706       3,414,064
      Norwest XVI, 7.14%, 1/27/27 .......................   3/4/99     3,208,798(b)    3,118,952       3,062,344
      Norwest XVII, 6.92%, 7/11/24 ......................  5/20/99     4,545,838(b)    4,378,239       4,294,217
      Old Hickory Credit Union, 10.25%, 10/15/22 ........  10/28/92      848,066(b)      850,264         862,629
      Paine Webber, 12.67%, 10/15/20 ....................  9/17/92       169,282         152,081         153,097
      PHH U.S. Mortgage, 8.81%, 1/1/12 ..................  12/30/92    2,244,262       2,183,920       2,131,196
      President Homes 92-4, Sales Inventory,
        6.88%, 10/15/20 .................................  12/1/92        65,233          63,949          63,216
      President Homes 92-8, Sales Inventory,
        8.00%, 11/24/22 .................................   3/1/93       121,195         120,266         102,617

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

      15  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)

                                                             Date      Shares/
Description of Security                                    Acquired   Par Value         Cost      Market Value (a)
---------------------------------------------------------  --------  -----------    ------------  -----------------
      Progressive Consumers Federal Credit Union,
        11.64%, 10/15/22 ................................  11/5/92   $   148,248(b) $    139,673    $    150,492
      Salomon, 7.38%, 12/28/16 ..........................  7/28/94     2,065,794(b)    1,977,998       1,993,888
      Sears Mortgage, 8.82%, 11/18/22 ...................  11/18/92       73,054(b)       69,767          74,363
                                                                                    ------------    ------------
                                                                                      89,378,449      90,245,382
                                                                                    ------------    ------------

        Total Whole Loans and Participation Mortgages
           ..............................................                            227,301,512     226,171,417
                                                                                    ------------    ------------
SHORT-TERM SECURITIES (11.2%):
      First American Prime Obligations Fund .............  11/30/99   24,928,202(f)   24,928,202      24,928,202
                                                                                    ------------    ------------

        Total Investments in Securities (g)  ............                           $303,645,317    $301,401,591
                                                                                    ============    ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) ON NOVEMBER 30, 1999, SECURITIES VALUED AT $120,602,539 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                              NAME OF
                                                              BROKER
               ACQUISITION                     ACCRUED    AND DESCRIPTION
   AMOUNT         DATE      RATE*     DUE      INTEREST    OF COLLATERAL
------------   -----------  -----   --------   --------   ---------------
$  5,000,000     11/1/99    6.28%    12/1/99   $ 26,177          (1)
  17,925,000    11/15/99    5.42%   12/15/99      2,698          (2)
  22,500,000     11/1/99    5.34%    12/1/99    100,125          (3)
  35,000,000     11/1/99    6.41%    12/1/99    186,959          (4)
------------                                   --------
$ 80,425,000                                   $315,959
============                                   ========

* INTEREST RATE AS OF NOVEMBER 30, 1999. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
         (1) MORGAN STANLEY DEAN WITTER;
            NORWEST IV, 8.24%, 4/23/25, $1,426,560 PAR
            NORWEST XIV, 7.23%, 3/1/25, $8,323,158 PAR
            NORWEST XV, 7.24%, 2/1/26, $3,121,212 PAR
         (2) MORGAN STANLEY DEAN WITTER;
            FNMA, 6.50%, 6/1/29, $19,659,405 PAR
         (3) NOMURA;
            U.S. TREASURY NOTE, 6.63%, 3/31/02, $22,500,000 PAR
         (4) NOMURA;
            AEGIS III, 8.81%, 6/13/11, $1,333,167 PAR
            AMERIVEST MORTGAGE, 8.36%, 5/1/12, $1,904,631 PAR
            CTX MORTGAGE, 9.23%, 11/23/22, $1,178,621 PAR
            ENERGY PARK LOANS, 12.20%, 12/1/22, $162,352 PAR
            FAIRBANKS III, 10.04%, 1/1/07, $390,151 PAR
            FAIRBANKS IV, 8.63%, 7/3/11, $568,666 PAR
            FIRST FEDERAL OF DELAWARE, 8.05%, 2/1/18, $2,823,252 PAR GREENWICH, 9.50%, 6/16/05, $384,471 PAR
            KENTUCKY CENTRAL LIFE, 9.43%, 5/1/22, $2,187,225 PAR
            KISLAK, 10.00%, 6/30/20, $3,234,236 PAR
            MARYLAND NATIONAL BANK, 9.63%, 9/1/18, $625,845 PAR
            MERIDIAN, 9.32%, 10/15/22, $535,595 PAR
            MERIDIAN III, 9.18%, 12/1/20, $2,464,055 PAR
            MINNEAPOLIS EMPLOYEES RETIREMENT FUND, 7.83%, 2/10/14,
              $2,986,171 PAR
            NATIONSBANK, 8.73%, 10/1/07, $42,647 PAR
            NESLUND PROPERTIES, 9.87%, 2/1/23, $2,499,418 PAR
            NOMURA I, 9.89%, 12/16/23, $5,837,809 PAR
            NOMURA II, 8.55%, 3/22/15, $6,470,411 PAR
            NOMURA III, 8.23%, 8/29/17, $11,498,725 PAR
            NORWEST II, 7.78%, 11/27/22, $1,875,694 PAR
            NORWEST IV, 8.24%, 4/23/25, $979,687 PAR
            NORWEST VII, 7.77%, 9/24/25, $3,691,135 PAR
            NORWEST X, 7.88%, 4/1/25, $1,174,811 PAR
            NORWEST XIII, 7.61%, 11/1/25, $3,395,227 PAR
            NORWEST XVI, 7.14%, 1/27/27, $3,208,798 PAR
            NORWEST XVII, 6.92%, 7/11/24, $4,545,838 PAR
            OLD HICKORY CREDIT UNION, 10.25%, 10/15/22, $808,923 PAR
            PROGRESSIVE CONSUMERS FEDERAL CREDIT UNION, 11.64%, 10/15/22,
              $148,248 PAR
            SALOMON, 7.38%, 12/28/16, $2,065,794 PAR
            SEARS MORTGAGE, 8.82%, 11/18/22, $73,054 PAR

         THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH NOMURA. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $40,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.25% TO NOMURA ON THE UNUSED PORTION OF A $40,000,000 LENDING COMMITMENT.

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON NOVEMBER 30, 1999. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF NOVEMBER 30, 1999.
(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

COMMERCIAL LOANS:
         1336 AND 1360 ENERGY PARK DRIVE - ST. PAUL, MN
         BIGELOW OFFICE BUILDING - LAS VEGAS, NV
         CANTON COMMERCE CENTER - CANTON, MA
         CENTRE POINT COMMERCE PARK - ORLANDO, FL
         COTTONWOOD SQUARE - COLORADO SPRINGS, CO
         DOCTORS MEDICAL PLAZA - COLORADO SPRINGS, CO
         FORTUNE PARK V, VI, VII - INDIANAPOLIS, IN
         HILLSIDE CROSSING SOUTH SHOPPING CENTER - ELK RIVER, MN
         HILLSIDE OFFICE PARK - ELK RIVER, MN
         HOLLYWOOD PLAZA - MILWAUKIE, OR
         JAMBOREE BUILDING - COLORADO SPRINGS, CO

--------------------------------------------------------------------------------

      16  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------
         MINIKADHA MINISTORAGE III - ST. PAUL, MN
         MINIKADHA MINISTORAGE V - ST. PAUL, MN
         OAK KNOLL VILLAGE SHOPPING CENTER - AUSTIN, TX
         ONE COLUMBIA - ALISO VIEJO, CA
         PENNMONT OFFICE BUILDING - ALBUQUERQUE, NM
         PMG CENTER - FORT LAUDERDALE, FL
         PROVIDENT BANK BUILDING - DESOTO, TX
         RAPID PARK PARKING LOT - MINNEAPOLIS, MN
         RIDGEHILL PROFESSIONAL BUILDING - MINNETONKA, MN
         RIDGEWOOD ESTATES MOBILE HOME PARK - LAYTON, UT
         RIMROCK PLAZA - BILLINGS, MT
         RUBIN CENTER - CLEARWATER, FL
         STEVENSON OFFICE BUILDING, PORT ORCHARD CINEMA AND JENSEN INDUSTRIAL
           BUILDING - STEVENSON, PORT ORCHARD AND ARLINGTON, WA
         SUNDANCE PLAZA - COLORADO SPRINGS, CO
         WELLINGTON PROFESSIONAL CENTER - WELLINGTON, FL
         WESTWOOD BUSINESS PARK II - FARMERS BRANCH, TX

MULTIFAMILY LOANS:
         ARBOR AT DAIRY ASHFORD APARTMENTS I - HOUSTON, TX
         ARBOR AT DAIRY ASHFORD APARTMENTS II - HOUSTON, TX
         AUTUMNWOOD, SOUTHERN WOODS, HINTON HOLLOW - KNOXVILLE, TN BEVERLY PALMS APARTMENTS - HOUSTON, TX
         CASA CARRANZA APARTMENTS - MESA, AZ
         CHARDONNAY APARTMENTS - TULSA, OK
         DEERING MANOR - NASHWAUK, MN
         FREMONT PLAZA APARTMENTS - PHOENIX, AZ
         HARBOR VIEW APARTMENTS - GRAND MARAIS, MN
         JACCARD APARTMENTS - UNIVERSITY CITY, MO
         KONA KAI APARTMENTS - PUEBLO, CO
         NEWPORT APARTMENTS - WHITE SETTLEMENT, TX
         NORMANDALE LAKE ESTATES - BLOOMINGTON, MN
         PARK PLACE OF VENICE APARTMENTS - VENICE, FL
         PARK TERRACE APARTMENTS - PUEBLO, CO
         PRIMROSE APARTMENTS - GRAND FALLS, ND
         RHODE ISLAND CHATEAU APARTMENTS - ST. LOUIS PARK, MN
         SIERRA MADRE APARTMENTS - LAS VEGAS, NV
         SKYLINE APARTMENTS - KANSAS CITY, KS
         THE GABLES AT WESTLAKE APARTMENTS - OKLAHOMA CITY, OK
         THE MEADOWS, FAIRFIELD MANOR, AUBURN APARTMENTS - WAHPETON, ND VINTAGE APARTMENTS - KERMAN, CA
         WESTVIEW APARTMENTS - AUSTIN, TX
         WHISPERING HILLS APARTMENTS - NASHVILLE, TN
         WHISPERING HOLLOW APARTMENTS I - DALLAS, TX
         WHISPERING HOLLOW APARTMENTS II - DALLAS, TX
         WINTERLAND APARTMENTS I - GRAND FORKS, ND
         WINTERLAND APARTMENTS II - GRAND FORKS, ND

SINGLE FAMILY LOANS:
         AEGIS III - 51 LOANS, TEXAS
         AMERIVEST MORTGAGE - 30 LOANS, MASSACHUSETTS
         CTX MORTGAGE - 16 LOANS, UNITED STATES
         ENERGY PARK LOANS - 2 LOANS, MINNESOTA
         FAIRBANKS III - 4 LOANS, WESTERN UNITED STATES
         FAIRBANKS IV - 9 LOANS, UNITED STATES
         FIRST FEDERAL OF DELAWARE - 65 LOANS, UNITED STATES
         GREENWICH - 5 LOANS, COLORADO
         HEARTLAND FEDERAL SAVINGS & LOAN - 2 LOANS, CALIFORNIA
         KENTUCKY CENTRAL LIFE - 66 LOANS, KENTUCKY
         KISLAK - 69 LOANS, CENTRAL AND SOUTHERN UNITED STATES
         MARYLAND NATIONAL BANK - 11 LOANS, EASTERN UNITED STATES
         MCDOWELL - 41 LOANS, GEORGIA
         MERCHANTS BANK - 28 LOANS, VERMONT
         MERIDIAN - 9 LOANS, CALIFORNIA AND FLORIDA
         MERIDIAN III - 51 LOANS, CALIFORNIA
         MINNEAPOLIS EMPLOYEES RETIREMENT FUND - 83 LOANS, MINNESOTA NATIONSBANK - 6 LOANS, GEORGIA
         NESLUND PROPERTIES - 101 LOANS, MINNESOTA
         NOMURA I - 146 LOANS, CALIFORNIA AND TEXAS
         NOMURA II - 131 LOANS, UNITED STATES
         NOMURA III - 182 LOANS, MIDWESTERN UNITED STATES
         NORWEST II - 23 LOANS, MIDWESTERN UNITED STATES
         NORWEST IV - 28 LOANS, MIDWESTERN UNITED STATES
         NORWEST VII - 32 LOANS, MIDWESTERN UNITED STATES
         NORWEST X - 9 LOANS, MIDWESTERN UNITED STATES
         NORWEST XIII - 28 LOANS, MIDWESTERN UNITED STATES
         NORWEST XIV - 62 LOANS, MIDWESTERN UNITED STATES
         NORWEST XV - 24 LOANS, MIDWESTERN UNITED STATES
         NORWEST XVI - 26 LOANS, MIDWESTERN UNITED STATES
         NORWEST XVII - 43 LOANS, MIDWESTERN UNITED STATES
         OLD HICKORY CREDIT UNION - 28 LOANS, TENNESSEE
         PAINE WEBBER - 7 LOANS, NEW JERSEY
         PHH U.S. MORTGAGE - 20 LOANS, UNITED STATES
         PRESIDENT HOMES 92-4, SALES INVENTORY - 1 LOAN, MICHIGAN
         PRESIDENT HOMES 92-8, SALES INVENTORY - 2 LOANS, KANSAS
         PROGRESSIVE CONSUMERS FEDERAL CREDIT UNION - 2 LOANS, MASSACHUSETTS SALOMON - 28 LOANS, NEW JERSEY
         SEARS MORTGAGE - 2 LOANS, FLORIDA

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON NOVEMBER 30, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $234,950,767 OR 105.6% OF TOTAL NET ASSETS..
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, INCLUDING REAL ESTATE OWNED, BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 3,612,526
      GROSS UNREALIZED DEPRECIATION ......   (5,934,092)
                                            -----------
        NET UNREALIZED DEPRECIATION ......  $(2,321,566)
                                            ===========

--------------------------------------------------------------------------------

      17  1999 Semiannual Report - American Strategic Income Portfolio II

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                      ANNUAL MEETING RESULTS
                      An annual meeting of the fund's shareholders was held on August 16, 1999. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      1. The fund's shareholders elected the following directors:

                                            SHARES    SHARES WITHHOLDING
                                          VOTED FOR   AUTHORITY TO VOTE
                                          ----------  ------------------
David T. Bennett .......................  14,222,302          343,833
Robert J. Dayton .......................  14,222,152          343,982
Roger A. Gibson ........................  14,222,867          343,268
Andrew M. Hunter III ...................  14,222,867          343,268
Leonard W. Kedrowski ...................  14,222,123          344,012
John M. Murphy, Jr. ....................  14,222,302          343,833
Robert L. Spies ........................  14,222,302          343,833
Joseph D. Strauss ......................  14,222,016          344,118
Virginia L. Stringer ...................  14,221,558          344,577

                      2. The fund's shareholders ratified the selection by a majority of the independent members of the fund's Board of Directors of Ernst and Young LLP as the independent public accountants for the fund for the fiscal year ending May 31, 2000. The following votes were cast regarding this matter:

   SHARES       SHARES                    BROKER
 VOTED FOR   VOTED AGAINST  ABSTENTIONS  NON-VOTES
 ----------  -------------  -----------  ---------
 14,319,842      322,679        23,612          --

                      SHARE REPURCHASE PROGRAM
                      Your fund's board of directors has approved the continuation of the fund's share repurchase program, which enables the fund to buy back shares of its common stock in the open market. Repurchases may only be made when the previous day's closing market price per share was at a discount from net asset value. Repurchases cannot exceed 5% of the fund's outstanding shares as of September 9, 1998.

                      WHAT EFFECT WILL THIS PROGRAM HAVE ON SHAREHOLDERS?
                      We do not expect any adverse impact on the advisor's ability to manage the fund. Because repurchases will be at a price below net asset value per share, remaining shares outstanding may experience a slight increase in net asset value per share. Although the effect of share repurchases on the market price is less certain, the board of directors believes the program may have a favorable effect on the market price of fund shares. We do not anticipate any material increase in the fund's expense ratio.

                      WHEN WILL SHARES BE REPURCHASED?
                      Share repurchases may be made from time to time and may be discontinued upon six months notice to shareholders. Share repurchases are not mandatory when fund shares are trading at a

--------------------------------------------------------------------------------

      18  1999 Semiannual Report - American Strategic Income Portfolio II

--------------------------------------------------------------------------------
                      discount from net asset value; all repurchases will be at the discretion of the fund's investment advisor. The board of directors' decision whether to continue the share repurchase program will be reported in the next shareholder report.

                      HOW WILL SHARES BE REPURCHASED?
                      We expect to finance the repurchase of shares by liquidating portfolio securities or using current cash balances. We do not anticipate borrowing in order to finance share repurchases.

--------------------------------------------------------------------------------

      19  1999 Semiannual Report - American Strategic Income Portfolio II

[LOGO]FIRST AMERICAN-Registered Trademark-
      ASSET MANAGEMENT

      AMERICAN STRATEGIC INCOME PORTFOLIO II
      1999 SEMIANNUAL REPORT






















1/2000   3046-99

[LOGO] THIS DOCUMENT IS PRINTED ON PAPER
       MADE FROM 100% TOTAL RECOVERED FIBER,
       INCLUDING 15% POST-CONSUMER WASTE.